Segment information - Segment EBITA and Segment EBITDA (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Revenue	¥ 509,711	$ 71,985	¥ 376,844	¥ 250,266
Income (Loss) from operations	91,430	12,912	57,084	69,314
Add: share-based compensation expense	31,742		37,491	20,075
Add: amortization and impairment of intangible assets	13,388	1,891	10,727	7,120
Add: impairment of goodwill	576	$ 81	0	494
Add: settlement of U.S. federal class action lawsuit			1,679
Core commerce
Revenue	436,104		323,400	214,020
Cloud computing
Revenue	40,016		24,702	13,390
Digital media and entertainment
Revenue	26,948		24,077	19,564
Add: impairment of goodwill	576
Innovation initiatives and others
Revenue	6,643		4,665	3,292
Total segments
Revenue	509,711		376,844	250,266
Income (Loss) from operations	103,727		71,963	78,617
Add: share-based compensation expense	27,498		30,788	16,589
Add: amortization and impairment of intangible assets	13,230		10,491	6,794
Adjusted EBITA	144,455		113,242	102,000
Total segments | Core commerce
Revenue	436,104		323,400	214,020
Income (Loss) from operations	138,631		109,312	102,743
Add: share-based compensation expense	15,427		17,694	8,466
Add: amortization and impairment of intangible assets	11,742		9,161	2,891
Adjusted EBITA	¥ 165,800		¥ 136,167	¥ 114,100
Adjusted EBITA margin	38.00%	38.00%	42.00%	53.00%
Total segments | Cloud computing
Revenue	¥ 40,016		¥ 24,702	¥ 13,390
Income (Loss) from operations	(7,016)		(5,508)	(3,085)
Add: share-based compensation expense	5,577		4,332	2,274
Add: amortization and impairment of intangible assets	25		18	12
Adjusted EBITA	¥ (1,414)		¥ (1,158)	¥ (799)
Adjusted EBITA margin	(4.00%)	(4.00%)	(5.00%)	(6.00%)
Total segments | Digital media and entertainment
Revenue	¥ 26,948		¥ 24,077	¥ 19,564
Income (Loss) from operations	(14,937)		(20,046)	(14,140)
Add: share-based compensation expense	2,444		2,988	2,142
Add: amortization and impairment of intangible assets	1,377		1,262	3,693
Adjusted EBITA	¥ (11,116)		¥ (15,796)	¥ (8,305)
Adjusted EBITA margin	(41.00%)	(41.00%)	(66.00%)	(42.00%)
Total segments | Innovation initiatives and others
Revenue	¥ 6,643		¥ 4,665	¥ 3,292
Income (Loss) from operations	(12,951)		(11,795)	(6,901)
Add: share-based compensation expense	4,050		5,774	3,707
Add: amortization and impairment of intangible assets	86		50	198
Adjusted EBITA	¥ (8,815)		¥ (5,971)	¥ (2,996)
Adjusted EBITA margin	(133.00%)	(133.00%)	(128.00%)	(91.00%)
Unallocated
Income (Loss) from operations	¥ (12,297)		¥ (14,879)	¥ (9,303)
Add: share-based compensation expense	4,244		6,703	3,486
Add: amortization and impairment of intangible assets	158		236	326
Add: impairment of goodwill	576			494
Add: settlement of U.S. federal class action lawsuit			1,679
Adjusted EBITA	¥ (7,319)		¥ (6,261)	¥ (4,997)